SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT REPORTING
Schedule of components of the Group's net revenues

	For the years ended December 31, 2017
	Product sales	Services	Consolidated

Revenues	$293,951	$25,930	$319,881
Cost of revenues	189,816	24,445	214,261

Gross profit	104,135	1,485	105,620
Unallocated operating expenses			115,787

Loss from operations			(10,167)
Exchange loss on offshore bank accounts			(89)
Interest income			581

Loss before income tax expense			$(9,675)

	For the years ended December 31, 2016
	Product sales	Services	Consolidated

Revenues	$262,083	$30,404	$292,487
Cost of revenues	160,566	28,371	188,937

Gross profit	101,517	2,033	103,550
Unallocated operating expenses			112,634

Loss from operations			(9,084)
Exchange loss on offshore bank accounts			(120)
Interest income			518

Loss before income tax expense			$(8,686)

	For the years ended December 31, 2015
	Product sales	Services	Consolidated

Revenues	$312,332	$11,431	$323,763
Cost of revenues	196,753	10,601	207,354

Gross profit	115,579	830	116,409
Unallocated operating expenses			155,568

Loss from operations			(39,159)
Exchange loss on offshore bank accounts			(938)
Interest income			773

Loss before income tax expense			$(39,324)

Schedule of components of the Group's cost
	For the years ended December 31,
	2015	2016	2017

Apparel	$118,673	$89,291	$99,160
Other general merchandise	193,659	172,792	194,791

Total product sales revenues	$312,332	$262,083	$293,951

Summary of total net revenues generated in different geographic locations and as a percentage of total net revenues

	For the years ended December 31,
	2015		2016		2017
	Revenues	%	Revenues	%	Revenues	%

Europe	$184,057	56.8	$145,185	49.6	$153,697	48.1
North America	88,790	27.4	77,814	26.6	73,339	22.9
Other countries	50,916	15.8	69,488	23.8	92,845	29.0

Total net revenues	$323,763	100.0	$292,487	100.0	$319,881	100.0